Mobile Financial Services activities - Financial debts (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 1,787	€ 1,796	€ 1,883
Debts with financial institutions	837	1,009	885
Deposit certificate	325	356	358
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	680	764	949
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	1,010	995	908
Deposit certificate	42
Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	97	37	26
Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	700	667	615
Balances On Other Deposits From Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions		11
Securities delivered under repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 137	€ 331	€ 270